Payment Amounts for Related Party Liability (Detail) (Hirsch, Related Party, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Hirsch | Related Party
Related Party Transaction [Line Items]
2014	$ 1,118
2015	1,159
2016	1,205
2017	1,253
2018	1,303
Thereafter	3,248
Present value discount factor	(2,565)
Total	$ 6,721